Prepaid Expenses - Schedule of Prepaid Expenses (Details) - Prepaid Expenses [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expenses - Schedule of Prepaid Expenses (Details) [Line Items]
Prepaid insurance	$ 17,421	$ 26,081
Other prepaid expenses	1,858	5,029
Total prepaid expense	$ 19,279	$ 31,110